Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

(in millions)	December 31, 2024	December 31, 2023
Work in progress	$1,088	$1,005
Raw materials and supplies	665	625
Inventory reserves	(129)	(143)
Total	$1,624	$1,487
During the year ended December 31, 2024, the Company recognized $32 million within cost of revenue to write down certain inventories to their estimated net realizable value. There were no significant reversals of any write-down of inventories.